Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Translation Exposure Risk
During the year ended December 31, 2024, the Group was primarily exposed to changes in CNY/USD, USD/SEK, EUR/SEK, and GBP/SEK foreign exchange rates. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates as of December 31, 2024 for net asset balances which could be impacted by movements in foreign exchange rates:

	Impact on loss before income taxes
CNY/USD exchange rate - increase/decrease 10%	+/-	85,516
USD/SEK exchange rate - increase/decrease 10%	+/-	70,227
EUR/SEK exchange rate - increase/decrease 10%	+/-	46,013
GBP/SEK exchange rate - increase/decrease 10%	+/-	8,320
During the year ended December 31, 2023, the Group was primarily exposed to changes in EUR/SEK, GBP/SEK, CNY/SEK, and CNY/USD foreign exchange rates. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates as of December 31, 2023 for net asset balances which could be impacted by movements in foreign exchange rates:

	Impact on loss before income taxes
EUR/SEK exchange rate - increase/decrease 10%	+/-	38,460
GBP/SEK exchange rate - increase/decrease 10%	+/-	10,838
CNY/SEK exchange rate - increase/decrease 10%	+/-	9,184
CNY/USD exchange rate - increase/decrease 10%	+/-	7,028
During the year ended December 31, 2022, the Group was primarily exposed to changes in the CNY/SEK, EUR/SEK, USD/SEK, and GBP/SEK foreign exchange rate. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates as of December 31, 2022 for net asset balances which could be impacted by movements in foreign exchange rates:

	Impact on loss before income taxes
CNY/SEK exchange rate - increase/decrease 10%	+/-	60,110
EUR/SEK exchange rate - increase/decrease 10%	+/-	44,850
USD/SEK exchange rate - increase/decrease 10%	+/-	35,445
GBP/SEK exchange rate - increase/decrease 10%	+/-	8,948

Disclosure of market risk	The following table illustrates the estimated impact of a 10% change in market volatility:

	Impact on loss before income taxes
	2024		2023
Earn-out liability - increase 10%	+	9,185	+	32,137
Earn-out liability - decrease 10%	-	14,225	-	43,341

	Impact on loss before income taxes
	Fair value change - Class C-1 Shares			Fair value change - Class C-2 Shares
		2024	2023		2024	2023
Class C Shares liability - increase of 10%	+	—	820	+	—	180
Class C Shares liability - decrease of 10%	-	410	820	-	90	180

Summary of Interest Rate Risk	As of December 31, 2024 and 2023, the nominal amount of loans with floating rates within the following captions are as follows:

	Nominal Amount
Loans with variable rates:	2024	2023
Current liabilities to credit institutions	2,167,369	1,923,755
Non-current liabilities to credit institutions	936,307	—
Other non-current interest-bearing liabilities - related parties	1,250,000	1,250,000
The table below shows the estimated effect on profit or loss and equity of a parallel shift of the interest rate curves up or down by one percent on loans without fixed interest rates. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The calculation considers the effect of financial instruments with variable interest rates, financial instruments at fair value through profit or loss or available for sale with fixed interest rates, and the fixed rate element of interest rate caps. The analysis is performed on the same basis for 2024 and 2023.

	Impact on loss before income taxes
	2024		2023
Interest rates - increase/decrease by 1%	+/-	24,461	+/-	15,909

Disclosure of Capital Management	Polestar's capital is summarized as follows:

	As of December 31,
	2024	2023
Share capital and other contributed capital	3,646,196	3,636,355
Current liabilities to credit institutions	2,512,394	2,026,665
Other non-current interest-bearing liabilities - related parties	1,410,258	1,413,257
Non-current liabilities to credit institutions	927,235	—
Interest-bearing current liabilities - related parties	100,662	73,814
Total capital	$8,596,745	$7,150,091